Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Cash flows from operating activities
Net income	$ 227,846	$ 297,237	$ 276,796
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	110,042	77,081	53,864
Amortization of intangible assets	3,699	1,839	1,419
Amortization of land use rights	263	110	106
Loss on disposal of property and equipment	10,685	2,032	1,747
Gain on disposal of a subsidiary	(3,627)
Goodwill impairment	5,245	0	1,682
Impairment loss from long-term investments	5,919	980	2,338
Realized gain from long-term investments	(26,379)	(7,366)	(7,086)
Loss from fair value change of long-term investment	104,636
Share-based compensation expenses	71,336	57,443	20,287
Allowance for doubtful accounts	146	576	486
Loss from equity method investments	2,289	379	3,289
Deferred income taxes	(17,273)	(14,821)	(518)
Changes in operating assets and liabilities
Accounts receivable	(509)	767	(75)
Inventory	6,032	(6,316)	(5,376)
Prepaid expenses and other current assets	(23,624)	(51,738)	(14,796)
Amounts due from related parties	(3,022)	4,250	(1,288)
Long-term deposits	(12,622)	(14,300)	(9,652)
Long-term prepaid rents	858	1,185	(624)
Accounts payable	(2,747)	13,728	3,592
Accrued expenses and other current liabilities	(18,321)	68,226	40,331
Income taxes payable	27,210	15,473	18,529
Amounts due to related parties	670	(21)	8
Deferred revenue	336,896	334,383	237,635
Net cash provided by operating activities	805,648	781,127	622,694
Cash flows from investing activities
Purchase of term deposits	(104,178)	(117,166)	(130,000)
Proceeds from maturity of term deposits	95,402	212,690	18,836
Payments for short-term investments	(3,595,634)	(1,250,239)	(1,343,198)
Proceeds from maturity of short-term investments	3,432,981	1,025,721	820,380
Purchase of property and equipment	(269,140)	(214,255)	(105,736)
Proceeds from disposal of property and equipment	17,238	9,812	2,807
Payments for long-term investments	(128,970)	(67,350)	(44,971)
Proceeds from disposal of long-term investments	46,956		112,200
Business acquisitions, net of cash acquired of US$2,499, US$12,210 and US$2,697 for the years ended May 31, 2017, 2018 and 2019, respectively	(36,367)	(999)	(908)
Purchase of land use rights	(7,738)	(5,357)
Loans provided to related parties	(61,155)		(1,810)
Repayment of loan to related parties	45,682
Disposal of subsidiaries, net of cash disposed of nil, nil and US$12,050 for the years ended May 31, 2017, 2018 and 2019, respectively	(9,789)
Net cash used in investing activities	(574,712)	(407,143)	(672,400)
Cash flows from financing activities
Proceeds from issuances of common shares upon exercise of share option		1	542
Proceeds from issuance of ordinary shares relating to the IPO of Koolearn	233,347
Withholding tax for employees	(12,085)	(7,241)	(4,557)
Cash paid for dividend		(71,153)
Proceeds from long-term loan	96,457
Cash paid for shares repurchase	(55,962)
Capital contribution from non-controlling interests	20,498	93,159	8,807
Repurchase of shares from non-controlling interests	(15,606)	(89,647)
Net cash provided by (used in) financing activities	266,649	(74,881)	4,792
Effects of exchange rate changes	(66,123)	42,992	(23,546)
Net change in cash, cash equivalents and restricted cash	431,462	342,095	(68,460)
Cash, cash equivalents and restricted cash at beginning of year	986,765	644,670	713,130
Cash, cash equivalents and restricted cash at end of year	1,418,227	986,765	644,670
Supplement disclosure of cash flow information
Supplement disclosure of cash flow information Income taxes paid	75,346	57,005	36,665
Non-cash investing and financing activities
Payable for investments and acquisitions	21,962	5,420
Payable for purchase of property and equipment	44,445	$ 45,590	$ 21,445
Receivable from the disposal of a subsidiary	$ 13,760